Risk management - Structural balance sheet risk management (Details) - 12 months ended Dec. 31, 2020 $ in Millions, $ in Millions	USD ($)	MXN ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk, Confidence level	99.00%	99.00%
Time frame from reference date	2 years	2 years
Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
LCR (as a percent)	100.00%	100.00%
NSFR (as a percent)	100.00%	100.00%
Time frame from reference date	520 days	520 days
Weighted average
Disclosure of nature and extent of risks arising from financial instruments [line items]
LCR (as a percent)	159.37%	159.37%
Medium and long-term Issues
Disclosure of nature and extent of risks arising from financial instruments [line items]
Issues	$ 4,590	$ 75,928